[LETTERHEAD OF GE INVESTMENT MANAGEMENT CORPORATION]






December 31, 1996




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

RE: GE Funds
    Securities Act File No. 33-51308
    Investment Company Act File No. 811-7142
    CIK 891079
    Form Type 497J
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Gentlemen:

     On behalf of GE Funds (the "Trust"), and in lieu of filing ten copies of the Trust's Prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act of 1933, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's most recent amendment to its Registration Statement on Form N-1A which was filed electronically with the Securities and Exchange Commission on December 30, 1996.

     Should members of the Staff of the Commission have any questions or comments, please call the undersigned at (203) 326-4207.

Very truly yours,

Matthew J. Simpson


cc:   Richard Pfordte, Esq.
      Burton M. Leibert, Esq.
      Carolyn C. Cornell, Esq.